INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of inventories	Inventories are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Raw materials	222,243	203,247
Semi-finished goods	239,388	229,791
Finished goods	626,563	515,476
Total inventories	1,088,194	948,514

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories were as follows:

	2024	2023
	(€ thousand)
At January 1,	123,428	110,963
Provision	36,932	20,822
Utilizations and other changes	(11,132)	(8,357)
At December 31,	149,228	123,428